Investment Securities - Disclosure of Carrying Value of Banks Investment Securities Per Measurement Category (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Investment securities	$ 82,592	$ 85,146	$ 78,396
Debt Investments [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Investment securities	56,197	59,159	55,843
Debt Investments [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Investment securities	24,226	23,932	20,743
Equity securities [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Investment securities	1,559	1,500	1,305
Equity securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Investment securities	$ 610	$ 555	$ 505